                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [_]; Amendment Number:
                                               --------------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Grisanti Brown & Partners LLC
Address: 45 Rockefeller Plaza
         17th Floor
         New York, New York 10111

Form 13F File Number: 28- 05455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christopher C. Grisanti
Title:   Principal
Phone:   (212) 218-5300

Signature, Place, and Date of Signing:


/s/ Christopher C. Grisanti            New York, New York           May 13, 2010
----------------------------           ------------------           ------------
        [Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             95

Form 13F Information Table Value Total:   $     656357
                                           -----------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Grisanti Brown & Partners LLC
Form 13F Information Table
3/31/2010

                                                                                                                 Voting  Authority
                                      Title                     Value   Shares/   Sh/  Put/  Invstmt    Other   -------------------
         Name of Issuer             of Class         CUSIP    (x$1000)  Prn Amt   Prn  Call  Dscretn  Managers    Sole  Shared None
-----------------------------------------------------------------------------------------------------------------------------------
AIR PRODS & CHEMS INC            com               009158106     192       2600   SH         Sole                  2600
ALTRIA GROUP, INC                com               02209S103     166       8100   SH         Sole                  8100
AMR CORP                         com               001765106     148      16200   SH         Sole                 16200
ANNALY CAPITAL MGMT INC          com               035710409     268      15600   SH         Sole                 15600
AOL INC                          com               00184X105      10        390   SH         Sole                   390
APOLLO INVESTMENT CORP           com               03761U106       5        400   SH         Sole                   400
APPLIED MATLS INC COM            com               038222105   34900    2591396   SH         Sole               2591396
ARVINMERITOR INC                 com               043353101     446      33400   SH         Sole                 33400
BANK OF AMERICA CORPORATION      com               060505104   49185    2755450   SH         Sole               2755450
BANK OF NEW YORK MELLON CORP     com               064058100     115       3710   SH         Sole                  3710
BLACKSTONE GROUP LP              com unit ltd      09253U108      29       2083   SH         Sole                  2083
BP AMOCO PLC SPONS ADR           spon adr          055622104     469       8219   SH         Sole                  8219
BUCYRUS INTL INC NEW             com               118759109     277       4200   SH         Sole                  4200
CHESAPEAKE ENERGY CORP           com               165167107     175       7400   SH         Sole                  7400
CHEVRON CORP NEW                 com               166764100      36        480   SH         Sole                   480
CHUBB CORP                       com               171232101   28413     547991   SH         Sole                547991
CIGNA CORP                       com               125509109     331       9040   SH         Sole                  9040
CISCO SYSTEMS INC                com               17275R102   28527    1095941   SH         Sole               1095941
COCA COLA CO                     com               191216100     667      12130   SH         Sole                 12130
CONOCOPHILLIPS                   com               20825c104     143       2800   SH         Sole                  2800
DANA HOLDING CORP                com               235825205     147      12400   SH         Sole                 12400
DELL INC                         com               24702r101   40555    2700090   SH         Sole               2700090
DOW CHEMICAL CO                  com               260543103      55       1860   SH         Sole                  1860
DYNEGY INC DEL                   Cl A              26817G102     253     200760   SH         Sole                200760
EATON CORP                       com               278058102     212       2800   SH         Sole                  2800
EBAY INC                         com               278642103      93       3450   SH         Sole                  3450
EMC CORP MASS                    com               268648102     148       8200   SH         Sole                  8200
EMERSON ELEC CO COM              com               291011104     252       5000   SH         Sole                  5000
ENERGIZER HOLDINGS INC           com               29266r108   20894     332925   SH         Sole                332925
EXXON MOBIL CORPORATION          com               30231G102     723      10787   SH         Sole                 10787
FISERV INC                       com               337738108   40351     794934   SH         Sole                794934
FREEPORT MCMORAN COPPER GOLD     com               35671d857     288       3450   SH         Sole                  3450
GENERAL ELEC CO                  com               369604103     215      11800   SH         Sole                 11800
GOLDMAN SACHS GROUP COM          com               38141G104   16903      99060   SH         Sole                 99060
HARTFORD FINL SVCS GROUP INC     com               416515104      80       2830   SH         Sole                  2830
HESS CORPORATION                 com               42809h107     162       2597   SH         Sole                  2597
HEWLETT-PACKARD                  com               428236103     309       5819   SH         Sole                  5819
HONEYWELL INTL INC               com               438516106     199       4400   SH         Sole                  4400
INGERSOLL RAND                   com               G47791101     408      11712   SH         Sole                 11712
INTL BUSINESS MACHINES CORP      com               459200101     487       3800   SH         Sole                  3800
ISHARES TR                       Barclays TIPS BD  464287176     657       6320   SH         Sole                  6320
JOHNSON & JOHNSON                com               478160104     855      13120   SH         Sole                 13120
JOHNSON CTLS INC                 com               478366107     317       9600   SH         Sole                  9600
JPMORGAN CHASE                   com               46625H100   30121     673095   SH         Sole                673095
KBR INC                          com               48242w106     120       5400   SH         Sole                  5400
KEYCORP NEW                      com               493267108     123      15920   SH         Sole                 15920
KIMBERLY CLARK CORP COM          com               494368103     244       3876   SH         Sole                  3876
LABORATORY CRP OF AMER HLDGS     com               50540r409      79       1050   SH         Sole                  1050
LEAR CORP                        com new           521865204   21321     268690   SH         Sole                268690
LENNOX INTL INC                  com               526107107     195       4400   SH         Sole                  4400

Grisanti Brown & Partners LLC
Form 13F Information Table
3/31/2010

                                                                                                                 Voting  Authority
                                      Title                     Value   Shares/   Sh/  Put/  Invstmt    Other   -------------------
         Name of Issuer             of Class         CUSIP    (x$1000)  Prn Amt   Prn  Call  Dscretn  Managers    Sole  Shared None
-----------------------------------------------------------------------------------------------------------------------------------
LOCKHEED MARTIN CORP             com               539830109      98       1180   SH         Sole                  1180
MACY'S INC                       com               55616P104     135       6180   SH         Sole                  6180
MCDERMOTT INTL INC               com               580037109     359      13350   SH         Sole                 13350
MERCK & CO INC                   com               47822y105     567      15189   SH         Sole                 15189
MESABI TR                        ctf ben int       590672101     385      15740   SH         Sole                 15740
MICROSOFT CORP                   com               594918104   14885     508229   SH         Sole                508229
MOSAIC CO                        com               61945A107   26409     434580   SH         Sole                434580
NAVISTAR INTL                    com               63934E108   31439     702863   SH         Sole                702863
OWENS CORNING NEW                com               690742101     206       8100   SH         Sole                  8100
PATRIOT COAL CORP                com               70336t104     254      12424   SH         Sole                 12424
PEABODY ENERGY CORP              com               704549104     104       2270   SH         Sole                  2270
PENTAIR INC                      com               709631105     196       5500   SH         Sole                  5500
PFIZER INC                       com               717081103   31117    1814383   SH         Sole               1814383
PHILIP MORRIS INTERNATIONAL INC  com               718172109     475       9100   SH         Sole                  9100
PIONEER NATURAL RESOURCES CO     com               723787107     166       2950   SH         Sole                  2950
PRECISION CASTPARTS CORP         com               740189105     266       2100   SH         Sole                  2100
PROCTER & GAMBLE                 unit ser 1        742718109     371       5858   SH         Sole                  5858
REGIONS FINANCIAL CORP NEW       com               7591ep100     127      16240   SH         Sole                 16240
REX ENERGY CORPORATION           com               761565100     173      15200   SH         Sole                 15200
SCHWAB (CHARLES) CORP            com               808513105   27792    1486993   SH         Sole               1486993
SHAW GROUP INC                   com               820280105     186       5400   SH         Sole                  5400
SLM CORPORATION                  com               78442p106       4        350   SH         Sole                   350
SOUTH FINL GROUP INC             com               837841105      78     113500   SH         Sole                113500
SPIRIT AEROSYSTEMS HLDGS INC     Cl A              848574109     152       6500   SH         Sole                  6500
STANLEY BLACK & DECKER INC       com               854616109     195       3400   SH         Sole                  3400
STATE STR CORP                   com               857477103      81       1790   SH         Sole                  1790
TARGET CORP COM                  com               87612e106      54       1020   SH         Sole                  1020
TEMPLE INLAND INC                com               879868107     253      12400   SH         Sole                 12400
TEREX CORP NEW                   com               880779103   22808    1004335   SH         Sole               1004335
TEVA PHARMACEUTICAL-SP ADR       spon adr          881624209   32114     509100   SH         Sole                509100
TIME WARNER INC                  com new           887317303     134       4300   SH         Sole                  4300
U.S. BANCORP                     com               902973304      66       2540   SH         Sole                  2540
UNION PACIFIC CORP               com               907818108     279       3800   SH         Sole                  3800
VALERO ENERGY CORP NEW           com               91913y100   25057    1271939   SH         Sole               1271939
VERIZON COMMUNICATIONS INC       com               92343V104     341      11000   SH         Sole                 11000
WABCO HLDGS INC                  com               92927K102     345      11520   SH         Sole                 11520
WALGREEN CO                      com               931422109   27025     728640   SH         Sole                728640
WALT DISNEY CO                   com               254687106     106       3050   SH         Sole                  3050
WALTER ENERGY INC                com               93317q105     268       2900   SH         Sole                  2900
WEATHERFORD INTL LTD             reg               H27013103   25552    1611071   SH         Sole               1611071
WENDY'S ARBY'S GROUP INC         com               950587105   27266    5453106   SH         Sole               5453106
WILLIAMS COS  INC                com               969457100   36655    1586775   SH         Sole               1586775
WILLIAMS PARTNERS LP             com unit lp       96950F104     525      13050   SH         Sole                 13050
YRC WORLDWIDE INC                com               984249102      16      28700   SH         Sole                 28700
ZENITH NATL INS CORP             com               989390109       4        100   SH         Sole                   100

TOTAL VALUE                                                   656357
                                                              ======